Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Fair Value Of Assets And Liabilities [Abstract]
Goodwill, Impairment		$ 10,100,000	[1],[2]	$ 3,348,000	[1],[2]
Loans held-for-sale, net						621,600,000
Gain/(loss) on instrument specific credit risk	$ (1,800,000)	$ (6,200,000)		$ (19,500,000)
Number of levels assets and liabilities are grouped in	3

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.